Annual Total Returns [BarChart] - Small Cap Growth Fund - Small Cap Growth Fund	May 25, 2021
Bar Chart Table:
Annual Return 2011	(4.16%)
Annual Return 2012	12.37%
Annual Return 2013	47.69%
Annual Return 2014	0.02%
Annual Return 2015	(1.23%)
Annual Return 2016	7.84%
Annual Return 2017	41.46%
Annual Return 2018	(4.66%)
Annual Return 2019	37.69%
Annual Return 2020	59.82%